John Hancock
High Yield Municipal Bond Fund
Quarterly portfolio holdings 2/28/2022

Fund’s investments
As of 2-28-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 102.0%				$171,644,804
(Cost $162,590,679)
Arizona 2.1%				3,552,074
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-51	500,000	527,415
Industrial Development Authority Education Revenue Refunding Facility American Leadership (A)	4.000	06-15-57	1,000,000	974,111
Maricopa County Industrial Development Authority Education Revenue Arizona Autism Charter School Project (A)	4.000	07-01-61	1,000,000	1,015,211
Maricopa County Industrial Development Authority Exempt Facilities Revenue Commercial Metals Company Project, AMT (A)	4.000	10-15-47	1,000,000	1,035,337
Arkansas 0.6%				1,068,183
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	1,000,000	1,068,183
California 6.2%				10,408,092
California Community Housing Agency Essential Housing Revenue Stoneridge Apartments, Series A (A)	4.000	02-01-56	400,000	380,043
California Infrastructure & Economic Development Bank Revenue Senior WFCS Portfolio PJS, Series A1 (A)	5.000	01-01-56	250,000	264,426
California Public Finance Authority Senior Living Revenue Refunding Enso Village Project, Series A (A)	5.000	11-15-46	100,000	109,722
California Public Finance Authority Senior Living Revenue Refunding Enso Village Project, Series A (A)	5.000	11-15-56	700,000	764,599
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area Number 2 Special Tax Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	1,057,531
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	400,000	428,201
CSCDA Community Improvement Authority California Essential Housing Revenue Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	482,717
CSCDA Community Improvement Authority California Essential Housing Revenue, Senior Pasadena Portfolio, Series A2 (A)	3.000	12-01-56	500,000	420,624
CSCDA Community Improvement Authority California Essential Housing Revenue, The Link Glendale, Series A2 (A)	4.000	07-01-56	400,000	380,618
Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue Capital Appreciation Asset Bkd Subordinated Series (B)	4.332	06-01-66	2,000,000	297,894
Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	610,000	614,438
Golden State Tobacco Securitization Corp. Series A-2	5.300	06-01-37	710,000	718,334
Orange County Community Facilities District Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,104,177
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	795,000	821,635
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	750,000	834,648
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	1,500,000	1,728,485
Colorado 5.9%				9,986,245
Aerotropolis Regional Transportation Authority Special Revenue	4.375	12-01-52	1,000,000	943,979
Colorado Health Facilities Authority Commonspirit Health Series A-2	4.000	08-01-49	1,000,000	1,076,891
Longs Peak Metropolitan District Colorado Limited Tax, GO (A)	5.250	12-01-51	1,000,000	941,373
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	2,993,136
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Pueblo Urban Renewal Authority Tax Increment Revenue Evraz Project, Series A (A)	4.750	12-01-45	1,000,000	$1,054,810
Rampart Range Metropolitan District No 5 Colorado Limited Tax Supported and Special Revenue	4.000	12-01-51	1,000,000	949,859
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,550,592
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	7.299	12-01-37	1,466,667	475,605
Connecticut 1.7%				2,794,151
Steel Point Infrastructure Improvement District Connecticut Special Obligation Revenue Steelpointe Harbor Project (A)	4.000	04-01-51	1,755,000	1,756,155
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	1,037,996
District of Columbia 2.8%				4,738,221
District of Columbia KIPP DC Project	4.000	07-01-39	1,000,000	1,085,965
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (C)	6.500	10-01-41	3,000,000	3,652,256
Florida 6.3%				10,529,670
Celebration Pointe Community Development District No. 1 Alachua County (A)	5.000	05-01-48	500,000	532,687
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	5.000	10-01-49	500,000	534,513
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	1,000,000	1,014,976
County of Lake Imagine South Lake Charter School (A)	5.000	01-15-54	625,000	667,401
Escambia County Health Facilities Authority Health Care Facility Revenue, Series A	4.000	08-15-50	1,500,000	1,598,655
Florida Development Finance Corp. Educational Facilities Revenue Drs Kiran and Pallavi Patel 2017 (A)	4.000	07-01-51	250,000	256,743
Florida Development Finance Corp. Solid Waste Disposal Revenue USA Inc. Project, AMT	3.000	06-01-32	1,000,000	1,010,194
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	1,072,688
Palm Beach County Health Facilities Authority Revenue Refunding Toby and Leon Cooperman (D)	4.000	06-01-31	1,000,000	1,011,874
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series A	7.500	06-01-49	1,000,000	1,036,511
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	250,000	293,264
St. Johns County Industrial Development Authority Senior Living Revenue Vicars Landing Project, Series A	4.000	12-15-50	500,000	503,666
Village Community Development District No. 12 (A)	4.250	05-01-43	935,000	996,498
Georgia 2.2%				3,644,522
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	1,090,000	1,147,544
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	1,345,906
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,151,072
Illinois 8.5%				14,282,670
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,156,855
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	559,030
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	$1,143,376
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,158,913
Illinois Finance Authority Learn Charter School Project	4.000	11-01-51	250,000	267,543
Illinois Finance Authority Learn Charter School Project	4.000	11-01-56	655,000	697,588
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	1,020,490
Illinois Sports Facilities Authority State Tax Supported (C)	5.250	06-15-32	750,000	797,053
Metropolitan Pier & Exposition Authority Illinois Revenue Refunding Mccormick Place Expansion A (D)	4.000	12-15-42	1,000,000	1,062,195
Metropolitan Pier & Exposition Authority Illinois Revenue Refunding Mccormick Place Expansion, Series A (D)	4.000	06-15-52	500,000	523,349
Sales Tax Securitization Corp. Series A	4.000	01-01-39	1,500,000	1,670,460
State of Illinois Series A, GO	5.000	10-01-28	1,250,000	1,459,301
State of Illinois, GO	4.000	06-01-33	750,000	795,917
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	1,020,560
Village of Lincolnwood Il Tax Increment Allocation Revenue Note Certificates Participation North Lincoln Redevelopment Project Area, Series A (A)	4.820	01-01-41	1,000,000	950,040
Indiana 1.1%				1,935,591
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,111,049
Indiana Finance Authority Green Bond Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,000,000	824,542
Iowa 0.6%				1,056,684
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	1,056,684
Kansas 0.3%				517,749
City of Prairie Village Special Obligation Tax Increment Revenue Refunding Meadowbrook TIF Project	2.875	04-01-30	550,000	517,749
Kentucky 0.5%				807,575
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	807,575
Louisiana 1.8%				3,048,287
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	1,000,000	1,045,479
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,248,987
St. John Baptist Parish Marathon Oil Corp. Project, Series B-1	2.125	06-01-37	750,000	753,821
Maryland 1.5%				2,450,794
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,040,837
Maryland Economic Development Corp. Special Obligation Port Covington Project	3.250	09-01-30	100,000	102,587
Maryland Economic Development Corp. Special Obligation Port Covington Project	4.000	09-01-50	200,000	208,891
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,098,479
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts 1.7%				$2,875,097
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,100,393
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	801,499
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	895,000	973,205
Michigan 2.2%				3,769,628
City of Detroit, GO	5.500	04-01-50	1,000,000	1,183,561
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	500,000	520,439
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-51	1,000,000	1,042,297
Summit Academy North Michigan Public School Academy Revenue Refunding	4.000	11-01-41	1,000,000	1,023,331
Minnesota 2.0%				3,430,049
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	527,967
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	534,883
Housing & Redevelopment Authority of The City of St. Paul Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,347,403
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,019,796
Missouri 1.3%				2,135,979
Health & Educational Facilities Authority Lutheran Senior Service Projects, Series A	5.000	02-01-42	1,000,000	1,082,179
Lees Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-46	1,000,000	1,053,800
Montana 0.4%				635,658
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	600,000	635,658
Nevada 0.4%				671,237
City of Las Vegas Special Improvement District No. 816 Local Improvement Summerlin Village 22	3.125	06-01-46	735,000	671,237
New Hampshire 0.6%				1,009,362
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	509,362
New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)(E)	6.125	07-01-52	1,000,000	500,000
New Jersey 3.2%				5,317,118
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,059,638
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	750,000	835,502
New Jersey Economic Development Authority Revenue Refunding Municipal Rehabilitation, Series A	5.250	04-01-28	400,000	470,996
New Jersey Economic Development Authority School Facilities Construction	4.000	06-15-49	1,000,000	1,064,313
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	750,000	803,149
New Jersey Transportation Trust Fund Authority Transportation System, Series A (D)	4.000	06-15-42	1,000,000	1,083,520
New Mexico 0.3%				493,748
Winrock Town Center Tax Increment Development District No. 1 New Mexico Gross Receipts Tax Increment Senior Lien (A)	4.250	05-01-40	500,000	493,748
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
New York 7.4%				$12,493,841
Build NYC Resource Corp. New York Revenue Seton Education Partners Brilla Project (A)	4.000	11-01-41	250,000	261,209
Build NYC Resource Corp. New York Revenue Seton Education Partners Brilla Project (A)	4.000	11-01-51	750,000	773,037
Build NYC Resource Corp. New York Revenue Shefa School Project, Series A (A)	5.000	06-15-51	250,000	283,101
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	7.611	06-01-60	15,000,000	870,266
Metropolitan Transportation Authority Series D-1	5.000	11-15-39	750,000	804,806
Nassau County Tobacco Settlement Corp. Series D (B)	7.164	06-01-60	12,000,000	818,221
New York Counties Tobacco Trust IV Series F (B)	7.308	06-01-60	17,000,000	1,100,393
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	904,942
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	1,079,700
New York State Dormitory Authority Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	1,104,010
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	1,000,000	1,057,079
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,123,900
New York Transportation Development Corp. John F. Kennedy International Airport, AMT	5.250	08-01-31	940,000	1,064,090
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	537,244
New York Transportation Development Corp. Special Facility Revenue American Airlines Inc., JFK, AMT	3.000	08-01-31	200,000	203,287
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	508,556
Ohio 4.7%				7,954,253
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	1,000,000	898,633
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,000,000	1,050,141
Northeast Ohio Medical University General Receipts Refunding, Series A	4.000	12-01-35	250,000	273,978
Northeast Ohio Medical University General Receipts Refunding, Series A	4.000	12-01-45	225,000	241,050
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project	3.250	09-01-29	1,750,000	1,780,376
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.500	11-01-42	1,000,000	1,029,666
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.250	01-15-38	500,000	546,908
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	553,688
Ohio Higher Educational Facility Commission Revenue Higher Educational Facility Otterbein	4.000	12-01-46	500,000	533,634
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,046,179
Oklahoma 0.3%				532,298
Tulsa Industrial Authority University of Tulsa	5.000	10-01-31	500,000	532,298
Oregon 0.7%				1,096,024
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	1,096,024
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania 1.3%				$2,270,685
Bucks County Industrial Development Authority Hospital Revenue Grand View Hospital Project	4.000	07-01-46	350,000	377,370
Lancaster County Hospital Authority Brethen Village Project	5.125	07-01-37	1,000,000	1,077,845
Philadelphia Authority for Industrial Development Charter School Revenue Philadelphia Electrical	4.000	06-01-51	800,000	815,470
Puerto Rico 5.9%				9,898,821
Puerto Rico Electric Power Authority Series 2013A-RSA-1 (E)	7.000	07-01-43	1,250,000	1,325,000
Puerto Rico Electric Power Authority Series TT-RSA-1 (E)	5.000	07-01-24	765,000	786,994
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (B)	6.261	07-01-26	1,343,000	1,028,071
Puerto Rico Public Buildings Authority Government Facilities, Series S-PSA (E)	6.000	07-01-41	500,000	558,125
Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities, Series U (E)	5.250	07-01-42	1,000,000	1,030,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	2.662	07-01-31	1,000,000	779,723
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	4.675	07-01-46	2,500,000	809,028
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,332,000	1,469,788
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	5.000	07-01-58	1,000,000	1,118,952
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	993,140
Rhode Island 1.6%				2,679,174
Tobacco Settlement Financing Corp. Series A	5.000	06-01-35	1,500,000	1,625,997
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	1,053,177
South Carolina 1.2%				2,020,134
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes	5.000	04-01-48	1,000,000	1,058,147
South Carolina Jobs-Economic Development Authority Solid Waste Disposal Revenue, AMT (A)	6.500	06-01-51	1,000,000	961,987
Tennessee 2.7%				4,547,518
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue South Nashville Central (A)	4.000	06-01-51	500,000	484,864
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,062,654
Texas 8.7%				14,680,241
Board of Managers Joint Guadalupe County Hospital Mortgage Revenue	5.000	12-01-45	1,000,000	1,048,481
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	1,074,700
City of Houston Airport System Revenue Special Facilities United Airlines, AMT	4.000	07-15-41	1,000,000	1,032,236
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,005,368
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series B-2, AMT	5.000	07-01-27	500,000	559,849
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series C, AMT	5.000	07-15-28	1,100,000	1,242,248
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	4.875	05-01-25	500,000	$503,271
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,456
Mission Economic Development Corp. Natgasoline Project, AMT (A)	4.625	10-01-31	1,500,000	1,577,210
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	509,895
New Hope Cultural Education Facilities Finance Corp. Texas Senior Living Revenue Sanctuary LTC Project, Series A-1	5.500	01-01-57	1,000,000	968,311
New Hope Cultural Education Facilities Finance Corp. Texas Senior Living Revenue Taxable Sanctuary LTC Project Series	6.500	01-01-31	1,000,000	979,813
Port Beaumont Navigation District Dock & Wharf Facility Revenue Jefferson Gulf Coast Energy, AMT (A)	2.875	01-01-41	1,000,000	852,132
San Antonio Education Facilities Corp. Revenue Higher Education Hallmark University Project, Series A	5.000	10-01-51	250,000	254,949
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	1,320,000	1,485,044
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,086,278
Utah 2.2%				3,679,767
Military Installation Development Authority Utah Tax Allocation Revenue Hotel Tax, Series A-1	4.000	06-01-52	1,220,000	1,122,209
UIPA Crossroads Public Infrastructure District Utah Tax Differential Revenue (A)	4.375	06-01-52	1,000,000	932,483
Utah Charter School Finance Authority St. George Campus Project, Series A (A)	5.000	06-15-52	1,000,000	1,079,288
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	545,787
Vermont 0.5%				760,227
Vermont Economic Development Authority Wake Robin Corporation Project, Series A	5.000	05-01-47	710,000	760,227
Virginia 2.3%				3,942,554
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,000,000	1,081,528
James City County Economic Development Authority Residential Care Facility Revenue Windsormeade, Series A	4.000	06-01-47	660,000	670,175
Tobacco Settlement Financing Corp. Series D (B)	6.252	06-01-47	4,000,000	845,774
Virginia College Building Authority Educational Facilities Revenue Regent University Project	4.000	06-01-46	250,000	264,226
Virginia Small Business Financing Authority Revenue Refunding Senior Lien 95 Express, AMT	4.000	01-01-48	1,000,000	1,080,851
Washington 0.5%				891,637
Washington State Convention Center Public Facilities District Refunding Subordinated Lodging Tax, Series B	3.000	07-01-58	1,000,000	891,637
West Virginia 0.7%				1,159,087
City of South Charleston West Virginia Special District Excise Tax Improvement South Charleston Park (A)	4.500	06-01-50	1,240,000	1,159,087
Wisconsin 7.1%				11,880,159
Public Finance Authority Friends Homes (A)	5.000	09-01-54	1,000,000	1,093,749
Public Finance Authority Retirement Facility Revenue Southminster (A)	5.000	10-01-53	1,150,000	1,225,505
Public Finance Authority Rose Villa Project, Series A (A)	5.750	11-15-44	1,000,000	1,052,205
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Rose Villa Project, Series A (A)	6.000	11-15-49	1,000,000	$1,057,256
Public Finance Authority Wisconsin Revenue College Achieve Paterson (A)	4.000	06-15-42	1,000,000	1,022,280
Public Finance Authority Wisconsin Revenue First Tier Mclemore Hotel (A)	4.500	06-01-56	1,000,000	936,746
Public Finance Authority Wisconsin Revenue Refunding Roseman University of Health (A)	4.000	04-01-42	500,000	513,659
Public Finance Authority Wisconsin Revenue Refunding Roseman University of Health (A)	4.000	04-01-52	800,000	810,395
Public Finance Authority Wisconsin Revenue Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,465,865
Public Finance Authority Wisconsin Revenue, Series A1 (A)	5.000	01-01-56	200,000	209,287
Public Finance Authority Wisconsin Special Facility Revenue Senior Sky Harbor Capital LLC Aviation, AMT	4.250	07-01-54	1,000,000	980,702
Public Finance Authority Wisconsin Student Housing Revenue Senior University Hawaii Foundation Project Series (A)	4.000	07-01-61	500,000	512,905
Public Finance Authority Wisconsin Student Housing Revenue University Hawaii Foundation Project Subordinated Series (A)	5.250	07-01-61	250,000	246,419

Wisconsin Health & Educational Facilities Authority Revenue Hope Christian School Obligation	4.000	12-01-56	750,000	753,186
Corporate bonds 0.8%				$1,311,525
(Cost $3,074,431)
Health care 0.8%				1,311,525
Health care providers and services 0.8%
Tower Health	4.451	02-01-50	1,566,000	1,311,525

	Yield (%)	Shares	Value
Short-term investments 0.9%			$1,586,890
(Cost $1,586,978)
Short-term funds 0.9%
John Hancock Collateral Trust (F)	0.0896(G)	158,665	1,586,890
Total investments (Cost $167,252,088) 103.7%			$174,543,219
Other assets and liabilities, net (3.7%)			(6,227,220)
Total net assets 100.0%			$168,315,999

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $46,429,019 or 27.6% of the fund’s net assets as of 2-28-22.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 2-28-22.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.1
Assured Guaranty Municipal Corp.	0.5
TOTAL	2.6
The fund had the following sector composition as a percentage of total investments on 2-28-22:
Corporate bonds	0.8%
General obligation bonds	5.1%
Revenue bonds	93.2%
Health care	22.3%
Development	21.1%
Other revenue	19.3%
Education	10.0%
Tobacco	5.7%
Transportation	4.4%
Facilities	3.3%
Utilities	2.3%
Housing	2.1%
Pollution	1.1%
Water and sewer	0.9%
Airport	0.7%
Short-term investments	0.9%
TOTAL	100.0%
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$171,644,804	—	$171,644,804	—
Corporate bonds	1,311,525	—	1,311,525	—
Short-term investments	1,586,890	$1,586,890	—	—
Total investments in securities	$174,543,219	$1,586,890	$172,956,329	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	158,665	$3,704,236	$50,836,543	$(52,950,627)	$(3,058)	$(204)	$1,950	—	$1,586,890
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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